Income Taxes - Summary of Significant Components of Deferred Income Tax Asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	$ 4,806	$ 1,140
Credited / (charged) to net earnings	84	3,679
Credited to other comprehensive income	53	146
Credited directly to equity - share-based payment transactions	(359)	359
Acquisition of subsidiary	10,937
Foreign exchange on translation	(1,272)	(14)
Ending balance	14,249	4,806
Reclassifications		(504)
Previously Stated
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	5,310
Ending balance		5,310
Property, plant and equipment [member]
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	148	25
Credited / (charged) to net earnings	41	131
Acquisition of subsidiary	1,016
Foreign exchange on translation	(61)
Ending balance	1,144	148
Reclassifications		(8)
Property, plant and equipment [member] | Previously Stated
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	156
Ending balance		156
Tax Losses
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	174	139
Credited / (charged) to net earnings	1,051	170
Foreign exchange on translation	(34)	(1)
Ending balance	1,191	174
Reclassifications		(134)
Tax Losses | Previously Stated
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	308
Ending balance		308
Other
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	4,484	976
Credited / (charged) to net earnings	(1,008)	3,378
Credited to other comprehensive income	53	146
Credited directly to equity - share-based payment transactions	(359)	359
Acquisition of subsidiary	9,921
Foreign exchange on translation	(1,177)	(13)
Ending balance	11,914	4,484
Reclassifications		(362)
Other | Previously Stated
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	$ 4,846
Ending balance		$ 4,846